Schedule of Corporate Assets Not Allocated to Segments (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2023		Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues			$ 179,318		$ 179,318
Depreciation, depletion and amortization expense					132,851
Impairment of cryptocurrency mining equipment			16,794,688		16,794,688
Operating income		(32,723)	(19,698,936)		(19,763,328)
Interest expense			43,719		43,719
Interest income			43,037		43,037
Loss on adjustment to fair value – AR Debentures			(741,000)		(741,000)
Assets			16,526,997		16,526,997		$ 1,840,510
Loss on adjustment to fair value – Obligation Shares			(706,185)		(706,185)
Cash			8,551,483		8,551,483		79,845
Prepaid expenses			381,263		381,263
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues			179,318		179,318
Depreciation, depletion and amortization expense			132,851		132,851
Impairment of cryptocurrency mining equipment			16,794,688		16,794,688
Operating income		(32,723)	(19,698,936)		(19,763,328)
Interest expense			(43,719)	[1]	(43,719)	[2]
Interest income			43,037	[1]	43,037	[2]
Loss on adjustment to fair value – AR Debentures			(741,000)		(741,000)
Loss on adjustment to fair value – Obligation Shares	[1]		(706,185)
Assets		240,345	7,594,250		7,594,250
Other expense
Other income
Loss on adjustment to fair value – Obligation Shares	[2]				(706,185)
Exploration And Production [Member]
Segment Reporting Information [Line Items]
Revenues
Depreciation, depletion and amortization expense
Impairment of cryptocurrency mining equipment
Operating income		(32,723)	(1,199,929)		(1,226,970)
Interest expense			(2,052)	[1]	(2,052)	[2]
Interest income			18,072	[1]	18,072	[2]
Loss on adjustment to fair value – AR Debentures
Loss on adjustment to fair value – Obligation Shares	[1]		(296,546)
Assets		240,345	3,189,031		3,189,031
Other expense
Other income
Loss on adjustment to fair value – Obligation Shares	[2]				(296,546)
Cryptocurrency Mining [Member]
Segment Reporting Information [Line Items]
Revenues			179,318		179,318
Depreciation, depletion and amortization expense			132,851		132,851
Impairment of cryptocurrency mining equipment			16,794,688		16,794,688
Operating income			(18,499,007)		(18,536,358)
Interest expense			(41,667)	[1]	(41,667)	[2]
Interest income			24,965	[1]	24,965	[2]
Loss on adjustment to fair value – AR Debentures			(741,000)		(741,000)
Loss on adjustment to fair value – Obligation Shares	[1]		(409,639)
Assets			$ 4,405,219		4,405,219
Other expense
Other income
Loss on adjustment to fair value – Obligation Shares	[2]				$ (409,639)

[1]	Amounts are allocated to each segment as they are incurred at the corporate level.
[2]	Amounts are allocated to each segment as they are incurred at the corporate level.